Retirement benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2024	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ (1,602)		$ (2,904)
Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		78,024		73,481	$ 107,336
Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		(79,961)		(76,756)	(104,495)
The Netherlands
Disclosure of defined benefit plans [line items]
Surplus (deficit)		$ 3,520		$ 3,378
Percentage of defined benefit liability related to active members		23.00%		23.00%
The Netherlands | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ 26,746		$ 24,608	35,340
The Netherlands | Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ (30,266)		$ (27,986)	(37,096)
UK
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liability related to active members		16.00%		17.00%
Actuarial funding valuation, frequency		3 years
Actuarial funding valuation, funding ratio		103.00%
UK | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ 19,074		$ 17,791	29,913
UK | Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		(22,320)		(21,963)	(33,720)
UK | Funded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)		3,246		4,172
UK | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)		340		317
USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)		$ 140		$ 318
Percentage of defined benefit liability related to active members		23.00%		24.00%
USA | Settlement of pension liabilities
Disclosure of defined benefit plans [line items]
Gain on settlement of defined benefit liabilities	$ 101
USA | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ 15,579		$ 14,793	19,003
USA | Defined benefit plan obligation | Settlement of pension liabilities
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)			$ 5,052
USA | Defined benefit plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		(14,835)		(14,243)	(18,055)
USA | Defined benefit plan assets | Settlement of pension liabilities
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)			$ 4,920
USA | Unfunded pension plans
Disclosure of defined benefit plans [line items]
Surplus (deficit)		(884)		(868)
Pensions
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period		480
Pensions | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		71,473		67,265
Pensions | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ 3,450		3,337
Pensions | The Netherlands | Top of range
Disclosure of defined benefit plans [line items]
Percentage of average local funding requirement for additional payments		105.00%
Pensions | The Netherlands | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		$ 26,746		24,608
Pensions | UK | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		18,734		17,474
Pensions | UK | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		340		317
Pensions | USA | Funded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		14,695		13,925
Pensions | USA | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		884		868
OPEB | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		3,101		2,879	$ 4,867
OPEB | Unfunded pension plans | Defined benefit plan obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		3,101		2,879
OPEB | USA
Disclosure of defined benefit plans [line items]
Surplus (deficit)		$ (2,267)		$ (2,135)